Other Current Financial Assets (Tables)	12 Months Ended
Mar. 31, 2025
Other Current Financial Assets [Abstract]
Schedule of Other Current Financial Assets

Other current financial assets consist of the following:

	As of March 31, 2025	As of March 31, 2024
	(US$)	(US$)
Deposits	$—	$300
Advances for network acquisition*	4,791,371	3,879,484
Loans and advances to related parties	2,57,212	18,059
Other loans and advances	3,74,829	3,25,114
Unbilled revenue	437,005	—
	$5,860,417	$4,222,957

*	The amounts presented as “Advances for network acquisition” refer to upfront payments made to acquire subscriber networks, including subsequent tranches of additional networks. This process typically involves securing access to a base of existing or potential subscribers from another network provider or entity. The goal of acquiring such networks is to enhance the company’s subscriber base, drive revenue growth, expand market reach, and reduce competition within specific territories. These advances form part of the company’s strategic initiatives to strengthen its customer portfolio and establish a more prominent position in the industry.